Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1. Organization and Nature of Operations
(a) Principal activities
XPeng Inc. (“XPeng” or the “Company”) was incorporated under the laws of the Cayman Islands on December 27, 2018, as an exempted company with limited liability. The Company, its subsidiaries and consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (“VIEs”, also refer to VIE and its subsidiaries as a whole, where appropriate) are collectively referred to as the “Group”.
The Group designs, develops and delivers smart electric vehicles and new energy vehicles. It manufactures all vehicles through its own plants in Zhaoqing and Guangzhou, and its own manufacturing base in Wuhan. As of December 31, 2024 and 2025, its primary operations are conducted in the People’s Republic of China (“PRC”).
(b) Initial public offering and global offering
In August and December 2020, the Company completed its initial public offering (“IPO”) and follow-on
offering (“FO”) on the New York Stock Exchange (“NYSE”).
In July 2021, the Company completed its global offering (“Global Offering”), including the Hong Kong Public Offering and the International Offering, on The Stock Exchange of Hong Kong Limited (“HKEX”).

(c)
Principal subsidiaries and VIEs
As of December 31, 2025, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities
Principal subsidiaries
Guangzhou Chengxingzhidong Motors Technology Co., Ltd. (“Chengxing”)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd.(“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Motors Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Design and technology development
Guangzhou Xiaopeng Autopilot Technology Co., Ltd.	PRC	November 18, 2019	100%	Technology development
Guangzhou Xiaopeng Smart Charging Technology Co., Ltd.	PRC	June 22, 2020	100%	Smart charging technology development
Guangzhou Zhipeng Manufacturing Co., Ltd.	PRC	January 14, 2021	100%	Manufacturing of vehicles
Xiaopeng New Energy Motors Sales (Guangzhou) Co., Ltd.	PRC	June 14, 2023	100%	Vehicle wholesale and retail
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.(“Zhaoqing Xiaopeng New Energy”) 1	PRC	February 13, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Motors Co., Ltd. (“Zhaoqing Xiaopeng”)	PRC	May 18, 2017	100%	Manufacturing of battery pack
Xiaopeng Motors Sales Co., Ltd. (“Xiaopeng Motors Sales”)	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Xiaopeng Motors Huazhong (Wuhan) Co., Ltd.(“Wuhan Xiaopeng”)	PRC	April 30, 2021	100%	Technology development and vehicle retail
Wuhan Xiaopeng Smart Manufacturing Co., Ltd.	PRC	August 16, 2021	100%	Manufacturing of battery pack and electric drive system
Shanghai Xiaopeng Motors Technology Co., Ltd.(“Shanghai Xiaopeng”)	PRC	February 12, 2018	100%	Technology development and vehicle retail
Shenzhen Xiaopeng Motors Supply Chain Management Co., Ltd	PRC	January 5, 2024	100%	Export trading
XPeng Huitian Holding Limited	BVI	October 12, 2020	100%	Investment holding
Dogotix Inc.	BVI	October 09, 2023	100%	Investment holding
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding
XPeng European Holding B.V.	Netherlands	January 28, 2021	100%	Investment holding

(1)The English names of the subsidiaries and VIEs represent the best effort by the management of the Company in translating its Chinese names as they do not have official English name.

	Place of incorporation	Date of incorporation or acquisition	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd. (“Zhipeng IoV”) (Note 1(c)(i))	PRC	May 23, 2018	Business of development and the operation of an Internet of Vehicles network
Guangzhou Yidian Smart Mobility Technology Co., Ltd. (“Yidian Smart Mobility”) (Note 1(c)(ii))	PRC	May 24, 2018	Business of provision of online-hailing services through online platform
Guangzhou Xintu Technology Co., Ltd. (“Xintu Technology”) (Note 1(c)(i))	PRC	April 27, 2021	Surveying and mapping
Guangdong Intelligent Insurance Agent Co., Ltd. (“GIIA”, formerly known as Qingdao Miaobao Insurance Agency Co., Ltd.) (Note 1(c)(iii))	PRC	July 22, 2022	Insurance agency
VIEs’ subsidiary
Jiangsu Zhipeng Kongjian Information Technology Co., Ltd. (“Zhipeng Kongjian”, formerly known as Jiangsu Zhitu Technology Co., Ltd., a subsidiary of Xintu Technology) (Note 1(c)(i))	PRC	June 23, 2021	Surveying and mapping
Guangzhou Pengxiao Technology Co., Ltd. (“Guangzhou Pengxiao Technology”, a subsidiary of Zhipeng IoV) (Note 1(c)(i))	PRC	October 11, 2024	Business of development and the operation of an Internet of Vehicles network
(i) Zhipeng IoV which is primarily engaged in the business of development and the operation of an Internet of Vehicles network was established by two shareholders of the Company (the “Zhipeng IoV’s Nominee Shareholders”) on May 23, 2018. On May 28, 2018, Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. These agreements provide the Company, as the only shareholder of Xiaopeng Technology, with a controlling financial interest under ASC 810 in Zhipeng IoV to direct the activities that most significantly impact Zhipeng IoV’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Zhipeng IoV. Management concluded that Zhipeng IoV is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Zhipeng IoV and shall consolidate the financial results of Zhipeng IoV in the Group’s consolidated financial statements under U.S. GAAP.
On April 27, 2021, Zhipeng IoV established Xintu Technology and became the only shareholder of Xintu Technology. On June 23, 2021, Xintu Technology acquired 100% of the equity interest of Zhipeng Kongjian which possesses surveying and mapping qualification certificate, which is determined to be an asset acquisition.
On August 12, 2021, Guangzhou Kuntu Technology Co., Ltd. (“Kuntu Technology”), a company controlled by the Zhipeng IoV’s Nominee Shareholders, acquired 100% of the equity interest of Xintu Technology from Zhipeng IoV. On the same day, Xiaopeng Technology, Xintu Technology and Kuntu Technology entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Xintu Technology. These agreements provide the Company, as the only shareholder of Xiaopeng Technology, with a controlling financial interest under ASC 810 in Xintu Technology to direct the activities that most significantly impact Xintu Technology’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Xintu Technology. Management concluded that Xintu Technology is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Xintu Technology and shall consolidate the financial results of Xintu Technology in the Group’s consolidated financial statements under U.S. GAAP. As of December 31, 2025, Xintu Technology did not have significant operations, nor any material assets or liabilities.

On September 6, 2021, Xiaopeng Technology (wholly owned by the Company) acquired 50% equity interests in Zhipeng IoV from Zhipeng IoV’s Nominee Shareholders. At the same time, the aforementioned contractual agreements had been modified to reflect the change of equity interests in Zhipeng IoV. Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. On April 20, 2024, the original Nominee Shareholders of Zhipeng IoV changed to a new Nominee Shareholder, who is an employee from the Group, and the aforementioned contractual agreements had been modified to reflect the change of nominee shareholders of Zhipeng IoV. Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s new Nominee Shareholder entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. These agreements, coupled with its 50% equity interest, results in the Company, being the VIE’s primary beneficiary, with a controlling financial interest under ASC 810 in Zhipeng IoV, to direct the activities that most significantly impact Zhipeng IoV’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Zhipeng IoV. Accordingly, the Company continued to consolidate the financial results of Zhipeng IoV under U.S. GAAP. On October 11, 2024, Zhipeng IoV established a wholly-owned subsidiary, Guangzhou Pengxiao Technology. As of December 31, 2025, Zhipeng IoV did not have significant operations, nor any material assets or liabilities.
(ii) Yidian Smart Mobility which is primarily engaged in the business of provision of online-hailing services through online platform was established by two shareholders of the Company (the “Yidian Smart Mobility‘s Nominee Shareholders”) on May 24, 2018. On May 28, 2018, Guangzhou Xiaopeng Smart Mobility Technology Co., Ltd, (“Xiaopeng Smart Mobility”), Yidian Smart Mobility, and Yidian Smart Mobility‘s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Smart Mobility to exercise the equity owner’s rights over Yidian Smart Mobility. These agreements provide the Company, as the only shareholder of Xiaopeng Smart Mobility, with a controlling financial interest under ASC 810 in Yidian Smart Mobility to direct the activities that most significantly impact Yidian Smart Mobility’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Yidian Smart Mobility. Management concluded that Yidian Smart Mobility is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Yidian Smart Mobility and shall consolidate the financial results of Yidian Smart Mobility in the Group’s consolidated financial statements under U.S. GAAP.
On September 10, 2021, Xiaopeng Smart Mobility (wholly owned by the Company) acquired

50
%
 equity interests in Yidian Smart Mobility from Yidian Smart Mobility’s Nominee Shareholders. At the same time, the aforementioned contractual agreements have been modified to reflect the change of equity interests in Yidian Smart Mobility. Xiaopeng Smart Mobility, Yidian Smart Mobility, and Yidian Smart Mobility’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Smart Mobility to exercise the equity owner’s rights over Yidian Smart Mobility. On April 20, 2024, the original Nominee Shareholders of Yidian Smart Mobility changed to a new Nominee Shareholder, who is an employee from the Group, and the aforementioned contractual agreements had been modified to reflect the change of nominee shareholders of Yidian Smart Mobility. Xiaopeng Smart Mobility, Yidian Smart Mobility, and Yidian Smart Mobility’s new Nominee Shareholder entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Smart Mobility to exercise the equity owner’s rights over Yidian Smart Mobility. These agreements, coupled with its 50% equity interest, results in the Company, being the VIE’s primary beneficiary, with a controlling financial interest under ASC 810 in Yidian Smart Mobility, to direct the activities that most significantly impact Yidian Smart Mobility’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Yidian Smart Mobility. Accordingly, the Company continued to consolidate the financial result of Yidian Smart Mobility under U.S. GAAP. As of December 31, 2025, Yidian Smart Mobility did not have significant operations, nor any material assets or liabilities.

(iii) GIIA, primarily engaged in the business of insurance agency services and established in 2007, was acquired by Guangzhou Xuetao Enterprise Management Co., Ltd. (“Guangzhou Xuetao”), a company jointly established by the former senior vice president of the Company and his spouse (the “GIIA’s Nominee Shareholders”). On July 22, 2022, Xiaopeng Motors Sales (wholly owned by the Company), Guangzhou Xuetao and GIIA’s Nominee Shareholders entered into a cooperation agreement that Guangzhou Xuetao irrevocably authorized Xiaopeng Motors Sales to exercise the 100% equity owner’s rights over GIIA. The agreement provides the Company, as the only shareholder of Xiaopeng Motors Sales, with a controlling financial interest under ASC 810 in GIIA to direct the activities that most significantly impact GIIA’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from GIIA. As a result of this contractual arrangement, management concluded that GIIA is a VIE of the Company and the Company is the ultimate primary beneficiary of GIIA and shall consolidate the financial results of GIIA in the Group’s consolidated financial statements under U.S. GAAP.
On January 31, 2024, this cooperation agreement was terminated and new contractual agreements that irrevocably authorized Xiaopeng Motors Sales to exercise the equity owner’s rights over GIIA, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney, were entered into among GIIA, Xiaopeng Motors Sales, Guangzhou Xuetao and a new nominee shareholder of Guangzhou Xuetao, who is the Group’s employee. These agreements provide the Company, as the only shareholder of Xiaopeng Motors Sales, with a controlling financial interest under ASC 810 in GIIA to direct the activities that most significantly impact GIIA’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from GIIA. Management concluded that GIIA is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of GIIA and shall consolidate the financial results of GIIA in the Group’s consolidated financial statements under U.S.
GAAP. As of December 31, 2025, GIIA did not have significant operations, nor any material asset or liabilities.

(d)
Liquidity
The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB10,375,775, RMB5,790,264 and RMB1,139,460 for the years ended December 31, 2023, 2024 and 2025, respectively. Accumulated deficit amounted to RMB41,585,549 and RMB42,767,710 as of December 31, 2024 and 2025, respectively. Net cash provided by operating activities was approximately RMB956,164 for the year ended December 31, 2023. Net cash used in operating activities was approximately RMB2,012,343 for the years ended December 31, 2024. Net cash provided by operating activities was approximately RMB8,258,529 for the year ended December 31, 2025.
The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of the Group’s products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows. With the completion of its IPO and FO on NYSE in August and December 2020, the Group received the net proceeds, after deducting the underwriting discounts and commissions, fees and offering expenses, of RMB11,409,248 and RMB15,980,227, respectively. In July 2021, with the completion of its Global Offering on HKEX, the Group further received the net proceeds, after deducting the underwriting discounts and commissions, of Hong Kong dollar (HK$)15,823,315.
In December 2023, with the completion of the strategic minority investment by Volkswagen Group (“Volkswagen”), the Group received the net proceeds, after deducting related costs and expenses, of RMB5,019,599.
As of December 31, 2025, the Group’s balance of cash and cash equivalents, restricted cash, excluding RMB55,637 restricted as to withdrawal or use for legal disputes, short-term deposits, restricted short-term deposits, current portion of restricted long-term deposits, short-term investments, and current portion of long-term deposits was RMB41,868,659.
Management concluded that its existing balance of cash and cash equivalents, restricted cash, short-term deposits, restricted short-term deposits, current portion of restricted long-term deposits, short-term investments and current portion of long-term deposits as of December 31, 2025, provide the Group with sufficient liquidity to meet its working capital requirements and contractual (including debt) obligations for the next twelve months following the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.